Debt - Components of Debt Instrument (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Long-term Debt, Gross	$ 34,643	$ 20,499
Loan discounts	(416)	(435)
Net carrying value of debt	34,227	20,064
SVB loan and security agreement
Debt Instrument [Line Items]
Long-term Debt, Gross	29,111	6,000
TriplePoint growth capital loan agreement
Debt Instrument [Line Items]
Long-term Debt, Gross		5,348
TriplePoint equipment loan agreement
Debt Instrument [Line Items]
Long-term Debt, Gross	5,032	8,151
Other
Debt Instrument [Line Items]
Long-term Debt, Gross	$ 500	$ 1,000